Fixed Assets, Net - Components of Fixed Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 3,306,205	$ 474,907	¥ 2,814,797
Less: Accumulated depreciation	(1,632,225)	(234,454)	(1,263,673)
Construction in progress	80,387	11,546	67,023
Property, plant and equipment, net	1,754,367	251,999	1,618,147
Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,436,926	350,043	2,057,218
Office Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	588,685	84,559	588,685
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	129,010	18,531	97,938
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	132,693	19,060	57,999
Others
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 18,891	$ 2,714	¥ 12,957